Stock Options and Warrants - Warrants Issued with Other Financings - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended																			1 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2013 Tranches	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Aug. 31, 2013	Jul. 31, 2013	Jan. 22, 2013	Sep. 30, 2014 Skin Care Marketing [Member]	Dec. 31, 2013 Skin Care Marketing [Member]	Dec. 31, 2012 Skin Care Marketing [Member]	Dec. 31, 2011 Skin Care Marketing [Member]	Sep. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Sep. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Sep. 30, 2011 Skin Care [Member] Tranches	Sep. 30, 2011 Skin Care [Member]	Dec. 31, 2011 Skin Care [Member] Tranches	Sep. 30, 2014 Skin Care [Member]	Dec. 31, 2013 Skin Care [Member]	Sep. 30, 2014 Skin Care [Member] Skin Care Marketing [Member]	Dec. 31, 2011 Skin Care [Member] Maximum [Member]	Sep. 30, 2014 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Bio Time [Member] Tranches	Dec. 31, 2008 Bio Time [Member]	Jun. 30, 2008 Bio Time [Member]	Dec. 31, 2011 Bio Time [Member] Minimum [Member]	Sep. 30, 2011 Bio Time [Member] Maximum [Member]	Dec. 31, 2011 Bio Time [Member] Maximum [Member]	Dec. 31, 2013 Brookstreet [Member]	Dec. 31, 2012 Brookstreet [Member]	Sep. 30, 2014 YKA Loan [Member] Warrants [Member]	Dec. 31, 2013 YKA Loan [Member] Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued			64,983,988																										1,400,000
Common stock warrants	$ 0.20						$ 0.25	$ 0.15	$ 0.20					$ 0.145	$ 0.145	$ 0.250	$ 0.25	$ 2.000	$ 2.000	$ 2.000	$ 2.00									$ 0.80			$ 0.25							$ 0.25
Expiration date of warrants			Oct. 24, 2013																								Sep. 30, 2016												Aug. 31, 2013
Number of tranches of common stock warrants issuable			2																			2		2							2
Number of shares which can be purchased by the exercise of warrants																								100,000							100,000
Strike prices			$ 1.50																			$ 1.50		$ 1.50
Strike prices			$ 2.00																			$ 2.00	$ 2.00
Vesting over four quarters					Four quarters																			Four quarters
Warrants, term	5 years	5 years	5 years																			5 years						5 years
Warrants outstanding			44,983,988	3,500,000	6,569,550	7,762,500				200,000	200,000	200,000	200,000												200,000	200,000				0			30,000					1,721,629
Fair market value of the warrants			$ 0	$ 38,000
Expiry date of warrants			Sep. 30, 2016																													Dec. 31, 2012					Feb. 14, 2012			Aug. 31, 2013
Additional warrants earned																														1,629,623										1,400,000
Advance																																	$ 250,000
Strike prices																																		1.50	2.00
Options vesting terms																																				5 years